                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5440
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                         MFS INTERMEDIATE INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                   Date of reporting period: January 31, 2005
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) INTERMEDIATE
INCOME TRUST

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THE TRUST IS A CLOSED-END INVESTMENT PRODUCT. SHARES OF THE TRUST ARE ONLY AVAILABLE FOR PURCHASE/SALE ON THE NYSE AT THE CURRENT MARKET PRICE. SHARES MAY TRADE AT A PREMIUM OR DISCOUNT TO NAV.

Visit MFS.COM for the latest information about your investment.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Intermediate Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 96.5%
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AGENCY - OTHER - 0.5%
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Small Business Administration, 7.64%, 2010                                               $   4,250,089              $   4,595,894
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ASSET BACKED & SECURITIZED - 2.3%
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Commercial Mortgage Acceptance Corp., 1.1551%, 2030^^                                    $  92,299,187              $   3,293,180
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                            6,000,000                  6,375,721
---------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                              95,100,000                    118,961
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Falcon Franchise Loan LLC, 3.794%, 2023#^^                                                  15,116,899                  1,972,033
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                     5,000,000                  5,350,603
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                           2,757,826                  3,004,266
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                                                                                                                    $  20,114,764
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BANKS & CREDIT COMPANIES - 0.1%
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SG Capital Trust I, 7.875%, 2010                                           EUR                 375,000              $     587,518
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 1.0%
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Korea Development Bank, 4.75%, 2009                                                      $   1,700,000              $   1,727,567
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.375%, 2008#                                            2,318,000                  2,709,742
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                             2,204,000                  2,617,250
---------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                                       1,177,000                  1,442,342
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                                                                                                                    $   8,496,901
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EMERGING MARKET SOVEREIGN - 3.2%
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Federal Republic of Brazil, 8%, 2014                                                     $   3,300,053              $   3,378,429
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                      1,560,000                  1,847,490
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Republic of Panama, 8.875%, 2027                                                               292,000                    324,120
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                       1,935,000                  2,273,625
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Republic of South Africa, 8.5%, 2017                                                         1,852,000                  2,347,410
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Russian Federation, 3%, 2008                                                                 3,277,000                  3,056,786
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Russian Federation, 11%, 2018                                                                1,706,000                  2,424,397
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Russian Ministry of Finance, 12.75%, 2028                                                    1,006,000                  1,691,287
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State of Israel, 5.125%, 2014                                                                5,000,000                  5,033,549
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State of Qatar, 9.75%, 2030                                                                  2,165,000                  3,236,675
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United Mexican States, 8.125%, 2019                                                          2,205,000                  2,653,717
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United Mexican States, 8%, 2022                                                                198,000                    234,333
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  28,501,818
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INTERNATIONAL MARKET QUASI-SOVEREIGN - 4.4%
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KFW International Finance, Inc., 4.25%, 2005                                             $  10,000,000              $  10,032,100
---------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006                                                4,120,000                  4,068,586
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KFW International Finance, Inc., 3.25%, 2007                                                 4,200,000                  4,167,862
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Kreditanstalt fur Wiederaufbau, 3.25%, 2008                                EUR               3,268,000                  4,332,574
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Landesbank Baden-Wurttemberg, 5.125%, 2007                                               $   7,700,000                  7,942,981
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Province of Ontario, 7%, 2005                                                                8,020,000                  8,187,161
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                                                                                                                    $  38,731,264
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INTERNATIONAL MARKET SOVEREIGN - 24.2%
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Canada Housing Trust, 4.65%, 2009                                          CAD               1,435,000              $   1,204,337
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Federal Republic of Germany, 4%, 2007                                      EUR               5,583,000                  7,506,984
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Federal Republic of Germany, 3.5%, 2008                                    EUR              20,549,000                 27,501,666
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Federal Republic of Germany, 3.75%, 2015                                   EUR               2,131,000                  2,824,246
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Federal Republic of Germany, 6.25%, 2030                                   EUR               1,135,000                  1,994,249
---------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 5.75%, 2011                                       AUD               4,173,000                  3,297,327
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Government of Australia, 6.25%, 2015                                       AUD               2,659,000                  2,193,696
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Government of Canada, 5.5%, 2009                                           CAD               3,108,000                  2,705,022
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Government of Canada, 5.25%, 2012                                          CAD                 808,000                    701,749
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Government of Canada, 8%, 2023                                             CAD                 372,000                    424,283
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Government of New Zealand, 7%, 2009                                        NZD               2,964,000                  2,178,955
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Government of New Zealand, 6.5%, 2013                                      NZD              20,533,000                 14,978,194
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Kingdom of Belgium, 3.75%, 2009                                            EUR               1,206,000                  1,629,735
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Kingdom of Belgium, 5%, 2012                                               EUR               3,858,000                  5,591,195
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Kingdom of Denmark, 6%, 2011                                               DKK                   1,000                        204
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Kingdom of Netherlands, 5.75%, 2007                                        EUR               6,148,000                  8,546,473
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Kingdom of Netherlands, 3.75%, 2009                                        EUR              11,180,000                 15,096,535
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Kingdom of Spain, 7%, 2005                                                               $   7,800,000                  7,946,110
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Kingdom of Spain, 6%, 2008                                                 EUR               3,561,000                  5,096,803
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Kingdom of Spain, 5.35%, 2011                                              EUR               7,368,000                 10,838,457
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Republic of Austria, 5.5%, 2007                                            EUR               3,301,000                  4,631,013
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Republic of Austria, 5%, 2012                                              EUR               5,661,000                  8,202,349
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Republic of Austria, 4.65%, 2018                                           EUR                 596,000                    848,316
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Republic of Finland, 3%, 2008                                              EUR               9,552,000                 12,588,474
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Republic of Finland, 5.375%, 2013                                          EUR               1,419,000                  2,117,383
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Republic of France, 4.75%, 2007                                            EUR               6,139,000                  8,424,497
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Republic of France, 4%, 2009                                               EUR               7,361,000                 10,055,618
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Republic of Ireland, 4.25%, 2007                                           EUR              16,609,000                 22,617,640
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Republic of Ireland, 4.6%, 2016                                            EUR               1,646,000                  2,345,867
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United Kingdom Treasury, 7.25%, 2007                                       GBP               1,733,000                  3,496,983
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United Kingdom Treasury, 5.75%, 2009                                       GBP               2,413,000                  4,777,372
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United Kingdom Treasury, 8%, 2015                                          GBP               5,090,000                 12,347,892
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                                                                                                                    $ 214,709,624
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MORTGAGE BACKED - 18.3%
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Fannie Mae, 5.669%, 2006                                                                 $   6,700,462              $   6,835,324
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Fannie Mae, 6.942%, 2007                                                                     4,624,865                  4,901,111
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Fannie Mae, 4.556%, 2011                                                                     9,153,938                  9,371,702
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Fannie Mae, 4.652%, 2014                                                                     4,956,436                  4,993,162
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Fannie Mae, 6%, 2016 - 2034                                                                 25,695,068                 26,597,812
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Fannie Mae, 5.5%, 2017 - 2018                                                                8,545,212                  8,825,622
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Fannie Mae, 5%, 2018 - 2034                                                                 24,013,698                 24,170,830
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Fannie Mae, 4.5%, 2019                                                                      14,062,591                 14,053,676
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Fannie Mae, 6.5%, 2031                                                                      11,516,384                 12,057,374
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017                                                                      4,025,532                  4,154,260
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Freddie Mac, 6%, 2017 - 2034                                                                 3,406,437                  3,557,316
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Freddie Mac, 5%, 2019 - 2023                                                                21,709,863                 22,137,709
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Freddie Mac, 3%, 2021                                                                        4,700,000                  4,616,249
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Ginnie Mae, 8.5%, 2005 - 2009                                                                1,899,475                  2,039,028
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2022 - 2023                                                                  352,004                    379,920
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2032                                                                8,430,696                  8,889,449
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Ginnie Mae, 6%, 2033                                                                         4,748,676                  4,936,242
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                                                                                                                    $ 162,516,786
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U.S. GOVERNMENT AGENCIES - 18.7%
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Fannie Mae, 5.5%, 2006                                                                   $   5,500,000              $   5,627,000
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Fannie Mae, 4.75%, 2007                                                                      4,000,000                  4,084,540
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Fannie Mae, 6.625%, 2007                                                                     5,000,000                  5,382,435
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Fannie Mae, 6%, 2008                                                                        10,000,000                 10,689,010
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Fannie Mae, 4.25%, 2009                                                                      5,000,000                  5,069,980
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Federal Home Loan Bank, 2.25%, 2006                                                         10,415,000                 10,279,230
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Federal Home Loan Bank, 3.625%, 2008                                                        17,000,000                 16,879,997
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Freddie Mac, 4.25%, 2009                                                                     7,000,000                  7,098,826
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Freddie Mac, 6.875%, 2010                                                                   22,900,000                 26,059,834
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Freddie Mac, 5.125%, 2012                                                                   27,600,000                 29,017,729
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Small Business Administration, 5.34%, 2021                                                   7,799,981                  8,120,755
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Small Business Administration, 6.34%, 2021                                                   3,320,424                  3,567,690
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Small Business Administration, 6.35%, 2021                                                   4,807,020                  5,164,233
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Small Business Administration, 6.44%, 2021                                                   2,969,456                  3,200,018
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Small Business Administration, 6.625%, 2021                                                  3,402,908                  3,699,796
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Small Business Administration, 4.93%, 2024                                                   2,843,289                  2,892,668
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U.S. Department of Housing & Urban Development, 5.53%, 2008                                 11,000,000                 11,621,940
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U.S. Department of Housing & Urban Development, 7.198%, 2009                                 6,000,000                  6,787,146
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U.S. Department of Veteran Affairs, 6%, 2021                                                   802,074                    806,405
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                                                                                                                    $ 166,049,232
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U.S. TREASURY OBLIGATIONS - 23.7%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 13.875%, 2011                                                       $  25,500,000              $  28,922,584
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                                          48,600,000                 57,463,814
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U.S. Treasury Bonds, 12%, 2013                                                              42,500,000                 54,326,942
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U.S. Treasury Notes, 4.625%, 2006                                                            7,000,000                  7,136,444
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U.S. Treasury Notes, 4.375%, 2007                                                            5,000,000                  5,114,845
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                           15,000,000                 16,001,955
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U.S. Treasury Notes, 2.625%, 2008                                                            4,990,000                  4,858,818
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                              4,500,000                  5,073,925
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U.S. Treasury Notes, 4.875%, 2012                                                            5,000,000                  5,287,695
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U.S. Treasury Notes, 4.25%, 2013                                                            26,220,000                 26,541,615
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                                                                                                                    $ 210,728,637
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UTILITIES - ELECTRIC POWER - 0.1%
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Compania Nacional de Transmision Electrica S.A. (Transelec), 7.875%, 2011                $     686,000              $     790,588
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Total Bonds (Identified Cost, $838,799,774)                                                                         $ 855,823,026
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ISSUER
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REPURCHASE AGREEMENT - 2.2%
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Goldman Sachs, 2.48%, dated 01/31/05, due 02/01/05, total to be received
  $19,450,340 (secured by various U.S. Treasury and Federal Agency obligations
  in a jointly traded account) at Cost,, at Cost                                         $  19,449,000              $  19,449,000
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Total Investments (Identified Cost, $858,248,774)                                                                   $ 875,272,026
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OTHER ASSETS, LESS LIABILITIES - 1.3%                                                                                  11,744,827
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Net Assets - 100.0%                                                                                                 $ 887,016,853
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 # SEC Rule 144A restriction.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

All amounts are stated in US dollars unless otherwise indicated.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below

AUD= Australian Dollar
CAD= Canadian Dollar
CHF= Swiss Franc
DKK= Danish Krone
EUR= Euro
GBP= British Pound
SEK= Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate Income Trust
Supplemental Schedules (Unaudited) 01/31/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                          $880,806,318
                                                        ============
Gross unrealized appreciation                            $23,012,140
Gross unrealized depreciation                            (28,546,432)
                                                        ------------
Net unrealized appreciation (depreciation)               ($5,534,292)
                                                        ============

(2) FINANCIAL INSTRUMENTS
The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                            NET UNREALIZED
                         CONTRACTS TO                                                  CONTRACTS             APPRECIATION
SETTLEMENT DATE        DELIVER/RECEIVE                        IN EXCHANGE FOR           AT VALUE             (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
SALES
-----
2/10/2005                   AUD                 6,333,631      $  4,744,727             $4,900,690            ($155,963)
2/14/2005                   DKK                 69,484,269       12,073,722             12,181,727             (108,005)
2/14/2005-                  EUR                138,270,419      179,822,850            180,397,066             (574,216)
2/28/2005
3/10/2005                   GBP                 10,979,784       20,532,195             20,624,491              (92,296)
2/10/2005                   NZD                 24,195,149       16,965,822             17,182,316             (216,494)
                                                               ------------           ------------          -----------
                                                               $234,139,316           $235,286,290          ($1,146,974)
                                                               ============           ============          ===========

PURCHASES
---------
2/14/2005                   CHF                 2,584,813        $2,172,732             $2,176,795               $4,063
2/14/2005                   DKK                70,217,815        12,430,080             12,310,330             (119,750)
2/14/2005-                  EUR                18,139,771        23,826,548             23,665,964             (160,584)
2/28/2005
2/14/2005                   SEK                34,367,873         5,057,332              4,925,440             (131,892)
                                                               ------------           ------------          -----------
                                                               $ 43,486,692           $ 43,078,529            ($408,163)
                                                               ============           ============          ===========

MFS Intermediate Income Trust
Supplemental Schedules (Unaudited) 01/31/2005

At January 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $108,299 with Merrill Lynch International.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown on page 3.

At January 31, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(3) COUNTRY WEIGHTINGS

--------------------------------------
United States                    66.5%
--------------------------------------
Germany                           8.1%
--------------------------------------
Ireland                           2.9%
--------------------------------------
Netherlands                       2.7%
--------------------------------------
Spain                             2.7%
--------------------------------------
Great Britain                     2.3%
--------------------------------------
France                            2.2%
--------------------------------------
New Zealand                       2.0%
--------------------------------------
Finland                           1.7%
--------------------------------------
Other                             8.9%
--------------------------------------

Percentages as based on total net assets as of January 31, 2005.


(C)2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: March 24, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date: March 24, 2005
      --------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 24, 2005
      --------------

* Print name and title of each signing officer under his or her signature.